Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS — 89.8%

Alabama — 1.4%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,209,820
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,863,365
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,115,200
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	1,756,950
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,348,695
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,328,719
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,769,700
7,000,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/31	9,091,740
3,095,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/33	3,995,924
425,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/27	540,565
600,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/30	786,191
550,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/31	717,871
15,625,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B 5.00%, 01/01/45(a)	18,685,781
		54,210,521
Principal
Amount		Value
Arizona — 0.9%
$875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	$1,029,551
1,300,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Series A 5.00%, 07/01/29(a)	1,425,385
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,732,559
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	163,973
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	2,004,886
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	3,018,703
1,000,000	Arizona Transportation Board Highway Improvements Revenue Bonds, Series A 5.00%, 07/01/31	1,316,230
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/26	1,485,775
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	6,084,550
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	2,923,386
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,187,800
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,392,900
		32,765,698

Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO 5.00%, 10/01/26	8,602,923

1

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
California — 2.7%
$5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 1.71%, 04/01/38(b)	$5,001,100
500,000	California Municipal Finance Authority California Armenian Home Project Nursing Homes Revenue Bonds 5.00%, 05/15/36	622,495
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	244,135
325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	410,030
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A 5.00%, 10/01/23	1,728,105
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	5,386,300
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,913,300
1,000,000	Rio Hondo Community College District Current Refunding GO, Series B 5.00%, 08/01/30	1,393,670
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B 5.00%, 08/15/49(b)	4,226,040
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	960,032
1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,191,910
750,000	State of California Current Refunding GO 5.00%, 04/01/24	877,335
3,250,000	State of California Current Refunding GO 5.00%, 08/01/26	4,089,345
Principal
Amount		Value
California (continued)
$2,000,000	State of California Current Refunding GO 5.00%, 04/01/27	$2,558,720
14,500,000	State of California Current Refunding GO 5.00%, 04/01/30	19,790,470
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,815,356
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	3,090,705
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,743,820
3,000,000	State of California Public Improvements GO 5.00%, 03/01/26	3,610,740
5,715,000	State of California Public Improvements GO 5.00%, 10/01/27	7,089,800
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,522,400
5,000,000	State of California School Improvements GO 5.00%, 11/01/28	6,466,400
5,900,000	State of California Water Utility Improvement Refunding GO 5.00%, 04/01/30	7,845,938
		101,578,146

Colorado — 0.7%
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	859,680
4,000,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series D 5.00%, 11/15/31(b)	4,432,720
1,000,000	City of Thornton Co. School Improvement COP 5.00%, 12/01/29	1,302,310
2,060,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	2,446,209
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,388,700

2

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Colorado (continued)
$100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	$115,517
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,317,800
10,000,000	University of Colorado Hospital Authority Revenue Current Refunding Revenue Bonds, Series C 5.00%, 11/15/47(b)	11,645,900
890,000	Weld County School District No RE-2 Eaton Schools Improvements GO, (State Aid Intercept Program) 5.00%, 12/01/23	1,026,660
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	2,019,423
		27,554,919

Connecticut — 2.9%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A 1.45%, 07/01/42(b)(c)	9,098,280
10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series A-4 2.00%, 07/01/49(b)	10,201,100
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1 5.00%, 07/01/40(b)	11,455,555
12,885,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S 5.00%, 07/01/27	16,582,866
1,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	1,159,900
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/23	374,228
Principal
Amount		Value
Connecticut (continued)
$5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	$7,198,131
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 03/01/29	2,805,195
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 05/01/31	1,746,500
1,200,000	State of Connecticut Current Refunding GO, Series F 5.00%, 09/15/20	1,230,120
1,000,000	State of Connecticut Refunding GO, Series B 5.00%, 04/15/21	1,048,450
32,445,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	35,420,207
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,405,970
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,373,375
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,238,371
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,850,750
825,000	Town of New Canaan CT Refunding GO, Series C 5.00%, 04/01/25	999,760
		112,188,758

Delaware — 1.7%
5,010,000	State of Delaware Advance Refunding GO, Series A 5.00%, 01/01/28	6,535,295
720,000	State of Delaware Current Refunding GO, Series A 5.00%, 10/01/26	910,872
7,705,000	State of Delaware Current Refunding GO, Series A 5.00%, 10/01/27	9,993,616

3

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Delaware (continued)
$10,800,000	State of Delaware Public Facilities GO 5.00%, 02/01/25	$12,999,312
9,650,000	State of Delaware Public Facilities GO 5.00%, 02/01/26	11,995,433
15,000,000	State of Delaware Public Facilities GO 5.00%, 02/01/28	19,603,500
2,885,000	State of Delaware Public Improvements GO 5.00%, 03/01/24	3,366,449
		65,404,477

District Of Columbia — 0.5%
1,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 06/01/25	1,216,040
3,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 10/15/27	3,889,380
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,034,120
11,735,000	District of Columbia Refunding Revenue Bonds, Series C 5.00%, 10/01/23	13,487,388
		19,626,928

Florida — 2.7%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,633,040
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,716,320
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,186,770
4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A 5.00%, 09/01/28	5,931,064
1,000,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,178,790
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,704,000
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,054,480
Principal
Amount		Value
Florida (continued)
$3,990,000	State of Florida Advance Refunding GO, Series B 5.00%, 06/01/27	$4,971,939
20,005,000	State of Florida Current Refunding GO 5.00%, 07/01/24	23,573,492
3,475,000	State of Florida Current Refunding GO, Series A 5.00%, 06/01/24	4,076,870
2,845,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/25	3,448,083
10,865,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/28	14,263,681
2,565,000	State of Florida Current Refunding GO, Series D 5.00%, 06/01/23	2,909,197
1,750,000	State of Florida Current Refunding GO, Series F 5.00%, 06/01/28	2,171,488
1,100,000	State of Florida Economic Defeasance GO, Series D 5.00%, 06/01/28	1,364,935
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,769,906
5,350,000	State of Florida Refunding GO, Series C 5.00%, 06/01/23	6,067,917
3,895,000	State of Florida Refunding GO, Series C 5.00%, 06/01/24	4,424,525
		103,446,497

Georgia — 2.6%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,628,268
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,985,296
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,208,755
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	615,675

4

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Georgia (continued)
$1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	$1,265,722
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,853,261
1,185,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/21	1,252,829
1,950,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/23	2,216,702
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	840,960
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	274,518
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,062,110
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,447,844
3,375,000	County of Cobb GA Water & Sewerage Current Refunding Revenue Bonds 5.00%, 07/01/27	4,340,824
10,000,000	County of Forsyth Public Improvements GO 5.00%, 09/01/25	12,245,000
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,108,280
3,935,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding) 5.00%, 02/01/22	4,254,601
1,975,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding) 5.00%, 02/01/23	2,214,528
Principal
Amount		Value
Georgia (continued)
$1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	$1,319,705
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,924,515
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,360,612
3,265,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 01/01/24	3,785,245
11,295,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	14,324,093
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,267,187
2,500,000	State of Georgia School Improvements GO, Series A (Tranche 1) 5.00%, 07/01/26	3,137,075
2,230,000	State of Georgia School Improvements GO, Series A-1 5.00%, 02/01/25	2,681,687
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	20,951,313
		98,566,605

Hawaii — 1.2%
10,000,000	City & County of Honolulu HI Refunding GO 5.00%, 09/01/25	12,232,800
4,940,000	City & County of Honolulu HI Transit Improvements GO 5.00%, 09/01/29(b)	5,573,357
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D 5.00%, 08/01/23	3,425,730
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	1,054,630
5,000,000	State of Hawaii Public Facilities GO, Series FT 5.00%, 01/01/30	6,411,850

5

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Hawaii (continued)
$1,300,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/30	$1,710,995
3,085,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/32	4,018,675
5,420,000	State of Hawaii Public Improvements GO, Series EH 5.00%, 08/01/33(a)	6,190,182
2,515,000	State of Hawaii Public Improvements GO, Series FK 5.00%, 05/01/29	3,178,105
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,677,310
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,305,092
		46,778,726

Idaho — 0.1%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,099,521
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,658,880
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	945,912
		3,704,313

Illinois — 0.6%
4,540,000	Du Page Cook & Will Counties Community College District No 502 Refunding GO 5.00%, 01/01/27	5,690,118
5,000,000	Illinois Finance Authority General Revenue Bonds 5.00%, 01/01/27	6,285,500
1,000,000	Illinois Finance Authority Memorial Health System Current Refunding Revenue Bonds 5.00%, 04/01/29	1,293,230
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A 5.00%, 01/01/21	1,264,908
Principal
Amount		Value
Illinois (continued)
$3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	$3,836,073
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,220,340
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,723,400
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	815,186
		23,128,755

Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	508,965
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	257,905
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,431,798
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	274,113
2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds 1.65%, 12/01/42(b)	2,020,420
		4,493,201

Iowa — 0.6%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	5,984,571
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,994,480

6

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Iowa (continued)
$6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	$6,485,032
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,836,576
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,718,410
		23,019,069

Kansas — 0.5%
15,000,000	Johnson County Lease Purchase Revenue Bonds, Series A 5.00%, 09/01/26	18,870,600
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,438,807
		20,309,407

Kentucky — 0.4%
11,030,000	Kentucky Economic Development Finance Authority Owensboro Medical Health System Revenue Bonds, Series A 5.25%, 06/01/23(a)	11,182,214
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,823,450
		17,005,664

Louisiana — 0.0%
1,000,000	State of Louisiana Highway Improvement Revenue Bonds, Series A 5.00%, 09/01/30	1,305,230

Maine — 0.0%
725,000	Maine Governmental Facilities Authority Facilities Improvements Revenue Bonds, Series A 5.00%, 10/01/23	830,720
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	174,039
Principal
Amount		Value
Maine (continued)
$5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(a)	$5,284
600,000	Maine Municipal Bond Bank Miscellaneous Purpose Revenue Bonds, Series B 5.00%, 11/01/23	689,921
		1,699,964

Maryland — 7.7%
5,735,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/27	6,919,679
2,410,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/27	3,111,455
2,810,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/28	3,385,544
4,080,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/30	5,462,141
3,575,000	County of Baltimore Refunding GO 5.00%, 03/01/27	4,558,876
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,477,704
2,730,000	County of Baltimore Refunding Notes GO 5.00%, 03/01/23	3,073,680
3,835,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/23	4,317,788
8,165,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/24	9,520,390
2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	3,055,996
3,910,000	County of Frederick MD Public Improvements GO, Series A 5.00%, 08/01/27	5,035,454
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,803,825
3,220,000	County of Howard MD Advance Refunding Public Improvements GO, Series B 5.00%, 02/15/29	4,066,570
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,479,150

7

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Maryland (continued)
$4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	$5,111,775
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,377,244
19,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	23,994,910
2,000,000	County of Montgomery Public Improvements GO, Series A 5.00%, 12/01/27	2,383,060
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,383,204
10,320,000	County of Montgomery Refunding Public Notes GO, Series A 5.00%, 11/01/27	13,366,464
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,260,875
3,185,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/25	3,906,721
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	4,011,411
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,667,716
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,400,845
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,027,310
7,585,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/24	8,970,476
9,255,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/25	11,308,777
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	6,734,520
Principal
Amount		Value
Maryland (continued)
$10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	$11,884,800
2,750,000	State of Maryland Public Facilities GO, Series 1 5.00%, 03/15/32	3,620,100
8,035,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/24(a)	9,179,827
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,621,870
3,815,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/27	4,869,466
5,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/28	6,349,500
4,350,000	State of Maryland Refunding GO, Series 2-C 5.00%, 08/01/23	4,970,571
6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	7,610,865
20,000,000	State of Maryland School Improvements GO, Series A 5.00%, 03/15/23	22,549,200
19,000,000	State of Maryland School Improvements GO, Series A-1 5.00%, 08/01/28	25,041,050
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,218,725
5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series 5.00%, 06/01/25	6,077,300
		294,166,834

Massachusetts — 5.2%
5,150,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/31/20	5,167,459
1,000,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.00%, 07/02/20	1,003,040
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,522,500

8

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Massachusetts (continued)
$840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	$1,052,864
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	8,248,854
1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	1,966,050
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/31	16,122,866
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/26	11,769,049
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,915,800
4,000,000	Commonwealth of Massachusetts Current Refunding GO, Series C 5.00%, 05/01/27	5,111,560
4,270,000	Commonwealth of Massachusetts Current Refunding GO, Series C 5.00%, 05/01/29	5,690,117
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,183,939
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C 5.00%, 07/01/32	2,412,120
1,125,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	1,406,329
7,225,000	Commonwealth of Massachusetts Public Improvements GO, Series E 5.00%, 11/01/31	9,247,422
6,435,000	Commonwealth of Massachusetts Public Improvements GO, Series G 5.00%, 09/01/29	8,630,493
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	10,242,720
Principal
Amount		Value
Massachusetts (continued)
$7,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series F 5.00%, 05/01/28	$9,139,480
4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	5,613,705
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B 5.00%, 07/01/33	1,201,630
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,025,725
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/33	6,205,000
10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A 5.25%, 04/01/37(a)	10,508,400
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A 5.00%, 08/15/23	3,867,465
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	7,938,868
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	551,435
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, (AGM) 5.25%, 08/01/26	10,854,984
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	2,977,749
13,050,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/30/20	13,092,021

9

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Massachusetts (continued)
$5,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 06/26/20	$5,014,550
		197,684,194

Michigan — 0.5%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	540,379
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	225,489
800,000	Eastpointe Community Schools Advance Refunding GO, (Q-SBLF) 5.00%, 05/01/27	997,632
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,494,586
500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	574,739
450,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/31	583,415
740,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/34	948,872
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/21	1,068,890
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/23	1,148,920
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 04/15/24	1,168,630
1,000,000	Michigan State University Refunding Revenue Bonds, Series A 5.00%, 08/15/31	1,193,590
400,000	Midland Public School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/30	519,823
Principal
Amount		Value
Michigan (continued)
$1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	$1,089,490
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A 5.00%, 04/01/26	3,739,830
1,000,000	Utica Community School Improvements GO, (Q-SBLF) 5.00%, 05/01/31	1,288,520
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/22	320,607
935,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/28	1,198,960
		18,102,372

Minnesota — 1.4%
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,753,688
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,195,920
2,120,000	Hennepin County Regional Railroad Authority Current Refunding GO, Series D 5.00%, 12/01/28	2,807,092
2,365,000	Hennepin County Regional Railroad Authority Current Refunding GO, Series D 5.00%, 12/01/30	3,253,176
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,243,540
2,535,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/23	2,836,031
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	3,242,159

10

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Minnesota (continued)
$2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	$2,634,896
2,870,000	State of Minnesota Highway Improvements GO, Series B 5.00%, 10/01/23	3,298,577
3,325,000	State of Minnesota Highway Improvements GO, Series B 5.00%, 08/01/29	4,480,670
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	890,614
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,636,614
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,211,335
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,402,576
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,044,200
3,915,000	State of Minnesota School Improvements GO, Series A 5.00%, 08/01/28	4,887,838
1,505,000	University of Minnesota Current Refunding Revenue Bonds, Series B 5.00%, 10/01/29	2,024,887
5,170,000	Virginia Independent School District No 706 School Improvement GO, Series A, (School District Credit Program) 5.00%, 02/01/25	6,178,047
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,157,550
		52,179,410
Mississippi — 0.5%
1,565,000	Medical Center Educational Building Corporation Advance Refunding Revenue Bonds 5.00%, 06/01/29	2,047,051
730,000	Medical Center Educational Building Corporation Advance Refunding Revenue Bonds 5.00%, 06/01/30	950,088
Principal
Amount		Value
Mississippi (continued)
$570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	$634,615
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	2,739,637
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	343,341
10,000,000	State of Mississippi Public Improvements GO, Series B 5.00%, 12/01/31	11,377,600
		18,092,332
Missouri — 0.4%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,296,970
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	600,524
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	324,459
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,717,427
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,656,720
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,085,312
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,136,700

11

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Missouri (continued)
$500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	$581,909
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,091,600
		15,491,621
New Hampshire — 0.2%
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,291,445
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,448,531
		8,739,976
New Jersey — 1.4%
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B 5.00%, 12/01/23	1,156,000
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B 5.00%, 12/01/24	1,195,920
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	223,161
2,000,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 11/01/21	2,129,860
1,800,000	New Jersey Economic Development Authority Refunding Revenue Bonds 5.00%, 03/01/21	1,874,412
700,000	New Jersey Economic Development Authority Refunding Revenue Bonds 5.00%, 03/01/21(a)	730,785
Principal
Amount		Value
New Jersey (continued)
$3,295,000	New Jersey Economic Development Authority Refunding Revenue Bonds, Series GG 5.00%, 09/01/21	$3,427,591
1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds 5.00%, 07/01/23	1,702,995
990,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds 5.00%, 07/01/21	1,045,668
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds 5.00%, 07/01/23	1,137,130
1,855,000	New Jersey Transit Corp. Refunding Revenue Bonds, Series A 5.00%, 09/15/21	1,970,696
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	9,533,345
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds (NATL-RE) 5.25%, 12/15/21	5,370,150
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,148,060
3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	4,163,473
7,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE) 5.50%, 12/15/21	7,550,340
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,668,585
650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/21	684,125

12

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
New Jersey (continued)
$440,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA 5.00%, 06/15/21	$462,422
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,263,170
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,504,620
		51,942,508
New Mexico — 0.3%
8,600,000	State of New Mexico University and College Improvements GO 5.00%, 03/01/28	11,169,336
New York — 15.5%
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,643,442
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,062,700
15,000,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/23	17,128,650
9,400,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	11,103,280
8,000,000	City of New York GO, Sub-Series B-3 1.30%, 10/01/46(b)	8,000,000
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,207,082
32,750,000	City of New York Public Improvements GO, Sub-Series D-3 5.00%, 08/01/38(b)(c)	37,247,558
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	1,892,879
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	716,359
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,004,075
3,575,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	3,867,507
Principal
Amount		Value
New York (continued)
$2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	$2,654,225
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,388,665
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,713,300
9,450,000	City of New York Refunding GO, Series J, Subseries J11 5.00%, 08/01/25(c)	11,524,275
3,000,000	County of Rockland GO Notes 3.00%, 04/02/20	3,009,120
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,253,800
2,035,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,558,056
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.25%, 11/15/31	2,594,828
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(b)	5,006,350
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	297,302
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/29	1,260,383
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,344,106
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	22,093,800
940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	1,196,761
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 09/01/22	27,230,270

13

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
New York (continued)
$1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	$2,060,886
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,044,827
20,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Notes, Series D2 4.00%, 07/01/20	20,239,600
11,475,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G 2.00%, 11/01/57(b)	11,526,179
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,952,200
7,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding) 5.00%, 07/15/28	9,890,100
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(a)	1,034,534
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,553,945
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,059,554
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,598,582
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,644,875
Principal
Amount		Value
New York (continued)
$3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	$3,273,090
2,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/29	2,559,799
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	11,234,970
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	618,359
3,545,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	4,186,113
6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	7,164,038
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2 5.00%, 06/15/24	1,116,780
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,383,450
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,256,883
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,461,031
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	16,345,840
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/31	2,412,540

14

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
New York (continued)
$5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	$6,421,500
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,212,790
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A 5.00%, 03/15/22	9,531,236
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B-Group B 5.00%, 02/15/28	5,968,600
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	15,531,900
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,839,578
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/30	8,643,228
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,092,725
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	9,000,376
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,251,350
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	8,045,162
4,185,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	5,452,385
Principal
Amount		Value
New York (continued)
$12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A-Group 2 5.00%, 03/15/29	$15,667,200
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	29,008,627
13,375,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series D 5.00%, 02/15/25	16,097,481
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C 5.00%, 03/15/30	8,174,873
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,942,275
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds 5.00%, 06/15/29	3,518,580
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,436,692
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,204,240
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,335,120
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,603,190
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	7,089,774

15

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
New York (continued)
$5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	$6,089,048
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,111,324
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	4,869,084
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	6,782,874
1,025,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	1,314,060
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,788,784
		594,641,004
North Carolina — 2.3%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	686,739
1,880,000	City of Charlotte Current Refunding GO, Series A 5.00%, 06/01/27	2,413,243
3,000,000	County of Union University & College Improvements GO, Series C 5.00%, 09/01/25	3,675,330
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	4,194,122
1,150,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/29	1,435,189
7,225,000	County of Wake Refunding Public Notes GO, Series A 5.00%, 03/01/26	8,991,657
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	711,545
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,231,500
Principal
Amount		Value
North Carolina (continued)
$2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A 5.00%, 01/01/22	$2,155,180
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A 5.00%, 01/01/23(a)	2,195,420
2,000,000	North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds, Series B 5.00%, 01/01/21	2,074,360
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	347,272
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,522,740
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,710,410
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	2,352,464
5,000,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/29	6,565,650
6,675,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/30	8,701,263
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/22	1,637,250
3,735,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/28	4,869,730
8,025,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/26	10,059,338
5,270,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/27	6,773,373
		89,303,775

16

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Ohio — 4.7%
$1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	$1,355,903
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,193,310
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,582,478
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	4,078,830
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	3,946,750
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,286,920
13,000,000	City of Columbus Transit Improvements GO, Series A 5.00%, 04/01/31	16,899,480
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,227,061
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,191,350
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,800,441
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,153,960
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,747,930
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds 5.00%, 06/01/28	13,354,455
10,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A 5.00%, 06/01/29	13,303,100
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42(a)	3,336,011
Principal
Amount		Value
Ohio (continued)
$2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45(a)	$2,574,590
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	362,378
1,075,000	State of North Carolina Highway capital Improvements GO, Series Q 5.00%, 05/01/21	1,130,384
16,790,000	State of Ohio Advance Refunding GO, Series A 5.00%, 12/15/24	20,061,196
2,500,000	State of Ohio Advance Refunding GO, Series A 5.00%, 09/01/27	3,213,150
1,400,000	State of Ohio Advance Refunding GO, Series C 5.00%, 08/01/27	1,795,990
4,790,000	State of Ohio Advance Refunding GO, Series U 5.00%, 05/01/27	6,117,261
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,068,010
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,705,187
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	354,017
550,000	State of Ohio Facilities Improvements Revenue Bonds 5.00%, 10/01/24	650,793
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	250,694
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,071,260
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds 5.00%, 06/01/25	2,417,020
2,530,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A 5.00%, 02/01/23(a)	2,633,983

17

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Ohio (continued)
$1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	$1,637,933
970,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/21	1,016,172
775,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/25	931,775
5,000,000	State of Ohio School Improvements GO, Series B 5.00%, 06/15/23	5,678,650
7,505,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/27	9,572,552
5,445,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28	6,548,593
2,200,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28(a)	2,402,796
15,415,000	State of Ohio University and College Improvements GO, Series A 5.00%, 02/01/30	18,824,952
12,365,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/30	15,561,600
1,000,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	1,238,910
		180,277,825
Oklahoma — 0.6%
675,000	City of Oklahoma City Current Refunding GO 5.00%, 03/01/24	786,463
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,530,271
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,056,880
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	6,160,250
Principal
Amount		Value
Oklahoma (continued)
$2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	$3,859,605
1,575,000	Tulsa Metropolitan Utility Authority Refunding Revenue Bonds, Series A 5.00%, 04/01/27	2,001,258
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,418,540
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,513,050
		23,326,317
Oregon — 1.3%
1,040,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/27	1,323,494
1,455,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/28	1,892,940
2,125,000	Jackson County School District No 5 Ashland School Improvement GO, (School Board GTY) 5.00%, 06/15/31	2,807,444
5,000,000	State of Oregon Advance Refunding GO, Series I 5.00%, 08/01/28	6,393,400
3,290,000	State of Oregon Advance Refunding GO, Series M 5.00%, 11/01/23	3,790,968
10,350,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/25	12,534,885
4,940,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/27	6,308,825
4,140,000	State of Oregon Refunding GO, Series G 5.00%, 11/01/30	4,742,370
4,700,000	State of Oregon School Improvements GO 5.00%, 06/01/28	5,985,215

18

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Oregon (continued)
$2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	$2,549,320
		48,328,861
Pennsylvania — 1.5%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO 5.00%, 07/15/26	18,660,600
9,775,000	Commonwealth of Pennsylvania Current Refunding GO, 1St Series 5.00%, 07/01/21	10,344,492
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	5,423,900
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,254,700
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,243,720
4,120,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/21	4,351,338
2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/22	3,022,015
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/23	3,980,060
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,553,683
		58,834,508
Rhode Island — 0.4%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,868,582
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,262,800
Principal
Amount		Value
Rhode Island (continued)
$550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	$636,053
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,116,067
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,208,980
		14,092,482
South Carolina — 0.7%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	3,903,660
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	5,088,490
3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	3,843,090
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,640,036
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,908,924
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,871,955
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,616,898
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,095,678
		25,968,731

19

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
South Dakota — 0.1%
$2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds 5.00%, 08/01/29	$2,876,033
Tennessee — 0.2%
1,000,000	County of Montgomery Advance Refunding School Improvements GO 5.00%, 04/01/26	1,240,520
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	452,967
1,005,000	State of Tennessee Refunding GO, Series A 5.00%, 09/01/23	1,152,112
2,000,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/21	2,123,380
2,335,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/27	2,925,288
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,071,954
		8,966,221
Texas — 14.7%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,826,900
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,083,160
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,029,859
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,120,880
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,101,056
Principal
Amount		Value
Texas (continued)
$235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	$300,795
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	542,865
1,315,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,645,552
2,525,000	Austin Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/27	3,159,709
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,061,540
895,000	Barbers Hill Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	1,125,507
120,000	Bay City Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	154,622
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,551,106
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,854,815
2,000,000	Bexar County Hospital District Current Refunding GO 5.00%, 02/15/30	2,548,600
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,333,011
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,949,032
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(b)	5,154,050
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,212,930

20

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	$1,858,340
1,120,000	Channelview Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/15/30	1,453,827
1,700,000	City of Austin Public Improvements GO 5.00%, 11/01/22	1,889,686
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	6,233,400
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,073,350
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,462,471
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,625,665
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,538,169
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,818,372
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,086,545
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,326,552
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,988,508
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,587,190
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	963,439
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	407,159
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,453,500
Principal
Amount		Value
Texas (continued)
$5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	$6,169,575
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,685,693
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,911,603
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,156,250
1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,075,834
2,820,000	City of Plano Recreation Facilities Improvements GO 5.00%, 09/01/30	3,615,550
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,459,695
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding 5.00%, 08/01/25	1,461,581
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/24	1,017,188
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/25	1,201,870
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,828,500
1,535,000	College of the Mainland University and College Improvements GO 5.00%, 08/15/29	1,973,411
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,448,997
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	938,331
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	498,254

21

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,400,000	Coppell Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/32	$1,796,956
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,571,975
7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	9,226,275
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,190,582
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43(a)	27,295,920
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	782,945
2,800,000	County of Dallas Public Improvements GO 5.00%, 08/15/28	3,469,424
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,767,015
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,940,404
1,485,000	County of Harris Current Refunding GO, Series A 5.00%, 10/01/24	1,763,096
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,146,648
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,042,590
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	430,538
1,500,000	Cuero Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/30	1,891,470
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	895,253
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,213,139
3,000,000	Deer Park Independent School District Improvements GO, (PSF-GTD) 1.55%, 10/01/42(b)(c)	3,010,590
Principal
Amount		Value
Texas (continued)
$7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	$9,250,748
6,000,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	7,361,220
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,296,358
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,239,467
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,249,582
10,000,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), Series 2011 2.00%, 08/01/50(b)(c)	10,390,300
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,587,640
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,772,745
2,280,000	Fort Bend Independent School District Refunding Notes GO, Series A, (PSF-GTD) 1.95%, 08/01/49(b)	2,325,782
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,679,251
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,028,432
4,890,000	Frisco Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	6,019,248
8,495,000	Garland Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/23	9,524,849

22

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	$1,660,061
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,141,636
8,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(b)	9,676,910
2,865,000	Harris County Flood Control District Advance Refunding 5.00%, 10/01/28	3,670,953
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A 5.00%, 10/01/23	5,738,850
5,030,000	Harris County Metropolitan Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/01/23(a)	5,387,331
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,568,544
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,390,251
4,000,000	Houston Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	5,037,920
175,000	Hutto Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/01/25	209,047
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,850,771
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	676,792
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	596,585
Principal
Amount		Value
Texas (continued)
$750,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	$855,600
1,645,000	La Joya Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/31	2,093,657
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	16,711,835
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	4,997,886
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,913,153
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,087,255
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	649,795
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	277,441
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,247,147
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	374,049
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	4,016,366
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,146,544
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,249,051
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,347,929

23

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	$1,637,105
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	2,003,678
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	728,828
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	683,443
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,420,790
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,063,130
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	741,287
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,974,688
3,000,000	Midlothian Independent School District Refunding GO, Series C (PSF-GTD) 2.00%, 08/01/51(b)(c)	3,111,720
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,262,170
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	311,108
3,000,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/23	3,366,540
2,525,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,026,465
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,281,610
Principal
Amount		Value
Texas (continued)
$1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	$1,485,923
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	270,789
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,955,837
26,505,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds 5.50%, 07/01/28	32,166,468
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	890,130
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,708,900
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	6,165,350
1,050,000	Point Isabel Independent School District Current Refunding GO, (PSF-GTD) 5.00%, 02/01/25	1,255,863
1,995,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	2,383,626
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,196,970
10,000,000	Prosper Independent School District School Improvement GO, (PSF-GTD), Series B 2.00%, 02/15/50(b)	10,315,800
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,018,675
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,162,504

24

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	$1,265,684
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,213,150
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/23	1,520,802
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A 2.63%, 05/01/49(b)	7,433,090
205,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	247,456
1,195,000	Southside Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/29	1,512,045
5,000,000	Spring Branch Independent School District School Improvement GO, (PSF-GTD) 1.55%, 06/15/41(b)(c)	5,026,550
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	559,151
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,249,440
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,384,467
7,180,000	Spring Independent School District Advance Refunding GO, Series A 5.00%, 08/15/28	8,886,399
500,000	Stafford Municipal School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/30	644,525
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,296,050
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,768,412
Principal
Amount		Value
Texas (continued)
$2,500,000	State of Texas Refunding Public Notes GO, Series A 5.00%, 10/01/21	$2,670,875
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,922,656
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/28	6,054,100
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/30	2,332,697
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,844,005
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	11,507,590
12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30(a)	13,070,804
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,881,780
2,500,000	State of Texas Water Financial Assistance Refunding GO, Series 2019 C 5.00%, 08/01/22	2,755,875
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,291,579
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,172,260
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	4,484,200
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,249,440
5,325,000	Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds 5.00%, 11/15/40(a)	5,495,240

25

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	$1,257,250
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,107,970
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,859,679
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,378,123
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	5,329,840
2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds 5.00%, 08/01/31	2,731,810
1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A 5.00%, 10/15/23	1,436,638
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,179,270
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	551,035
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,916,611
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,103,581
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,534,443
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	2,039,319
Principal
Amount		Value
Texas (continued)
$1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	$1,273,180
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20	221,756
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	440,299
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,492,062
1,065,000	University of Texas System Refunding Revenue Bonds, Series A 5.00%, 08/15/29	1,246,167
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,288,440
3,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/21	3,189,390
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,771,140
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	403,831
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	760,691
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,354,837
		563,895,376

Utah — 0.0%
840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds 5.00%, 01/15/31	1,062,844

Virginia — 5.7%
4,110,000	City of Suffolk Public Improvements GO 5.00%, 02/01/26(a)	4,274,729

26

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Virginia (continued)
$1,600,000	City of Virginia Beach Current Refunding GO, Series B, (State Aid Withholding) 5.00%, 07/15/26	$2,005,184
5,175,000	City of Virginia Beach Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 07/15/26	6,485,517
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 06/01/28	9,035,177
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/22	4,181,507
3,865,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/27	4,837,743
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,765,520
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,399,450
4,630,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	6,148,084
2,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	2,555,800
2,660,000	County of Arlington Public Improvements GO 5.00%, 08/15/31	3,486,090
3,270,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/27	4,150,546
1,630,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/28	2,117,615
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22(a)	2,289,298
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding) 5.00%, 12/01/26	9,560,841
Principal
Amount		Value
Virginia (continued)
$1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	$1,353,672
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,389,703
10,000,000	Virginia College Building Authority Advance Refunding Revenue Bonds 5.00%, 02/01/27	12,672,300
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,250,520
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,047,620
10,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/28	12,962,200
18,175,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/31	23,745,456
5,285,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B 5.00%, 02/01/24	6,144,711
2,800,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B 5.00%, 02/01/25	3,362,604
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27(a)	581,269
6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds 5.00%, 09/15/29	7,650,240

27

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Virginia (continued)
$2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	$2,944,292
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/28	6,919,560
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23(a)	5,434,850
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	6,213,050
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/26	7,718,796
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,617,460
8,805,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/30	11,731,694
6,500,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/31	8,618,155
500,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/26	618,559
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,893,940
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	6,094,500
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A 5.00%, 10/01/23	3,206,631
2,750,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A 5.00%, 10/01/26	3,468,905
Principal
Amount		Value
Virginia (continued)
$1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	$1,892,715
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,336,294
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(a)	35,620
		220,198,417

Washington — 3.0%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,101,660
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,300,646
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,504,481
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,949,680
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	983,186
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,259,250
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B 5.00%, 07/01/29	9,074,730
10,000,000	Energy Northwest Advance Refunding Revenue Bonds 5.00%, 07/01/27	12,452,300
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/27	3,631,080
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,269,291
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,237,539
5,395,000	King County Refunding GO 5.00%, 07/01/26	6,469,414

28

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Washington (continued)
$9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	$11,373,390
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	3,783,660
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,405,026
2,995,000	Pierce County School District No 10 Tacoma Current Refunding GO, (School Board GTY) 5.00%, 12/01/26	3,674,146
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,268,070
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	916,290
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,870,650
4,000,000	Port of Seattle WA Refunding GO, Series A 5.00%, 11/01/21	4,287,760
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,289,232
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,865,250
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	400,835
5,000,000	State of Washington Advance Refunding GO, Series R-2017A 5.00%, 08/01/27	6,239,000
3,195,000	State of Washington Public Improvements GO, Series B 5.00%, 08/01/27	3,986,721
5,475,000	State of Washington Public Improvements GO, Series C 5.00%, 02/01/30	6,513,224
Principal
Amount		Value
Washington (continued)
$800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	$878,368
2,315,000	State of Washington School Improvements GO, Series C 5.00%, 02/01/27	2,933,637
3,100,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, Series C 5.00%, 06/01/29	3,833,398
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,276,142
		116,028,056

West Virginia — 0.1%
5,000,000	West Virginia Commissioner of Highways Improvement Revenue Bonds, Series A 5.00%, 09/01/20	5,116,400

Wisconsin — 1.6%
9,140,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/28	11,624,618
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds 5.00%, 06/01/29(a)	5,504,640
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1 5.00%, 06/01/23	1,132,240
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1 5.00%, 06/01/26(a)	1,132,240
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A 5.00%, 05/01/29	17,746,820
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,489,680
3,205,000	State of Wisconsin Public Improvements GO, Series B 5.00%, 05/01/30(a)	3,496,687
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3 5.00%, 11/01/25	2,112,553

29

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal
Amount		Value
Wisconsin (continued)
$1,000,000	State of Wisconsin Refunding GO, Series 1 5.00%, 05/01/24	$1,132,940
2,770,000	State of Wisconsin Refunding GO, Series 2 5.00%, 11/01/26	3,495,214
860,000	State of Wisconsin Refunding Notes GO, Series A 5.00%, 05/01/28	1,035,173
6,385,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 1 5.00%, 07/01/29(a)	7,273,281
2,250,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds, Series A 5.13%, 04/15/31(a)	2,548,913
		59,724,999
Total Municipal Bonds (Cost $3,315,022,676)		3,445,600,233

U.S. GOVERNMENT SECURITIES — 8.6%

U.S. Treasury Notes — 8.6%
110,000,000	1.50%, 03/31/2023	110,678,907
6,500,000	1.63%, 02/15/2026	6,585,059
79,900,000	1.88%, 05/31/2022	80,901,871
18,115,000	2.00%, 02/15/2025	18,693,831
45,000,000	2.13%, 05/31/2021	45,400,781
40,000,000	2.25%, 01/31/2024	41,451,562
19,905,000	2.25%, 02/15/2027	20,992,000
3,500,000	2.75%, 02/15/2028	3,840,566
Total U.S. Government Securities (Cost $325,896,806)		328,544,577

Shares

INVESTMENT COMPANY — 0.2%
9,935,155	SEI Daily Income Trust Government II Fund, Class A, 1.46%(d)	9,935,155
Total Investment Company (Cost $9,935,155)		9,935,155

TOTAL INVESTMENTS — 98.6% (Cost $3,650,854,637)		$3,784,079,965

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		52,439,239
NET ASSETS — 100.0%		$3,836,519,204

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield as of January 31, 2020.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

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Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Portfolio diversification by State (Unaudited)

	Percentage
State	of Net Assets
Alabama	1.4%
Arizona	0.9
Arkansas	0.2
California	2.7
Colorado	0.7
Connecticut	2.9
Delaware	1.7
District Of Columbia	0.5
Florida	2.7
Georgia	2.6
Hawaii	1.2
Idaho	0.1
Illinois	0.6
Indiana	0.1
Iowa	0.6
Kansas	0.5
Kentucky	0.4
Louisiana	0.0	**
Maine	0.0	**
Maryland	7.7
Massachusetts	5.2
Michigan	0.5
Minnesota	1.4
Mississippi	0.5
Missouri	0.4
New Hampshire	0.2
New Jersey	1.4
New Mexico	0.3
New York	15.5
North Carolina	2.3
Ohio	4.7
Oklahoma	0.6
Oregon	1.3
Pennsylvania	1.5
Rhode Island	0.4
South Carolina	0.7
South Dakota	0.1
Tennessee	0.2
Texas	14.7
Utah	0.0	**
Virginia	5.7
Washington	3.0
West Virginia	0.1
Wisconsin	1.6
Other*	10.2
	100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
**	Represents less than 0.01% of net assets.

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